Document and Entity Information	Jul. 24, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001788717
Document Type	8-K/A
Document Period End Date	Jul. 24, 2022
Entity Registrant Name	F45 Training Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	84-2529722
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Building E
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(737)
Local Phone Number	787-1955
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00005 per share
Trading Symbol	FXLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends Item 5.02 of the Current Report on Form 8-K filed on July 26, 2022 (the “Report”) by F45 Training Holdings Inc. (the “Company”) to add the information described herein.